Income Tax - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate [Abstract]
Tax at the statutory rate	25.00%	25.00%	25.00%
Permanent differences	(15.40%)	0.00%	(7.10%)
Temporary differences	(3.40%)	(10.80%)	0.60%
Cancellation of negative tax basis	0.00%	0.00%	0.00%
Tax Credit	0.00%	0.00%	0.00%
Effective tax rate	6.20%	14.20%	18.50%